--------------------------------------------------------------------------------

            CITIFUNDS(R)
---------------------
--------------------------------------------------------------------------------


      CITI(SM)
      PREMIUM
      LIQUID
             RESERVES
      ANNUAL REPORT
      AUGUST 31, 2001












--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITI PREMIUM LIQUID RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  12
--------------------------------------------------------------------------------

CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      13
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           17
--------------------------------------------------------------------------------
Statement of Operations                                                       18
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            19
--------------------------------------------------------------------------------
Financial Highlights                                                          20
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 21
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  23
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS
                                             ------------      ------------
Dear Shareholder:

We are pleased to provide the annual                 [Graphic Omitted]
report for Citi(SM) Premium Liquid
Reserves (the "Fund") for the year
ended August 31, 2001. In this report,       ------------      ------------
we summarize what we believe to be the       HEATH B.          KEVIN
year's prevailing economic and market        McLENDON          KENNEDY
conditions and outline our investment
strategy. A detailed summary of the          PRESIDENT         MANAGING DIRECTOR
Fund's performance can be found in the                         AND INVESTMENT
appropriate sections that follow. We                           OFFICER
hope you find this report useful and
informative.

As you may or may not know, many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan.

Our experienced portfolio management teams are in constant communication with one another, aware that this event has impacted virtually all global markets. Their resolve to mind your best interests motivates them in this most tragic of times. As a company we are adjusting to the emotional and business challenges presented by these recent events. Our return to the investment needs of our clients is a welcomed focus. We take comfort in knowing that what we are doing is a small part of the response of America.

INVESTMENT STRATEGY

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include: obligations of U.S. and non-U.S. banks; commercial paper and asset-backed securities; short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MARKET REVIEW

Short-term yields have fallen dramatically over the 12-month period ended August 31, 2001. After an extended period of robust growth, the U.S. economy began to slow significantly starting in the fourth quarter of 2000. Of particular concern to the U.S. Federal Reserve Board (the "Fed") was the severe retrenchment that was taking place in the manufacturing sector, as evidenced by the monthly National Association of Purchasing Managers data, which remained below the 50% level for the entire 12-month period. The Fed reacted to the slowing economy by reducing the federal funds rate(1) several times, starting in January 2001.

By the end of the period, the Fed had lowered the federal funds rate seven times, bringing it to 3.50%. Three-month LIBOR(2) fell by 322 basis points(3) to 3.46%, while three-month Treasury bill yields fell by 294 basis points to 3.36%. The yield on the 10-year Treasury note fell by 89 basis points to 4.83%.

In the aftermath of the September 11th terrorist attacks, short-term interest rates further plunged to historically low levels, enticing some corporate borrowers to issue new debt. We believe the Fed acted prudently by dropping the Fed funds rate 50 basis points before the equity markets reopened on September 17th after the terrorist attacks. We believe this rate reduction has given the markets tremendous liquidity, and the coordinated rate cut by the European Central Bank should benefit markets both here and abroad.

Money market securities provided competitive returns and a relatively safe harbor for many investors during the reporting period. During the period, many investors sought refuge in shorter-term U.S. Treasury securities, which have consequently outperformed all other debt markets.

In this environment, we endeavored to position the Fund in anticipation of fed funds rate reductions. Consequently, we maintained an average maturity close to 90 days during the period. As usual, the portfolio holdings were comprised of issues, which were highly liquid and were rated A1/P1 by S&P and Moody's.

MARKET OUTLOOK

We believe that the economy is likely to remain soft for the remainder of 2001 and into early 2002. In our opinion, a mild recession may occur. We believe that the

-----------
(1) The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

(2) LIBOR, the London interbank offered rate, is the interest rate that the largest international banks charge each other for loans.

(3)  A basis point is 0.01%, or one one-hundredth of a percent.

Fed will continue to reduce rates, and short-term yields will continue to move lower.

Sincerely,


/s/ HEATH B. McLENDON                    /s/ KEVIN KENNEDY
---------------------                    -----------------
Heath B. McLendon                        Kevin Kennedy
President                                Managing Director and
                                         Investment Officer

OCTOBER 15, 2001

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 13 THROUGH 16 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF AUGUST 31, 2001 AND IS SUBJECT TO CHANGE.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,                          DIVIDENDS
CASH RESERVES PORTFOLIO                      Declared daily, paid monthly
Citi Fund Management Inc.

COMMENCEMENT OF OPERATIONS                   BENCHMARKS*
May 3, 1990                                  o Lipper Taxable Money Market
                                               Funds Average

NET ASSETS AS OF 8/31/01                     o iMoneyNet, Inc. 1st Tier Taxable
$1,303.2 million                               Money Market Funds Average


*  Lipper  Funds  Average  and  iMoneyNet,   Inc.  Funds  Average   reflect  the
   performance   (excluding   sales   charges)  of  mutual  funds  with  similar
   objectives.

FUND PERFORMANCE
TOTAL RETURNS

                                                 ONE         FIVE         TEN
ALL PERIODS ENDED AUGUST 31, 2001               YEAR         YEARS*      YEARS*
==============================================================================
Citi Premium Liquid Reserves                    5.39%        5.40%       4.88%
Lipper Taxable Money Market Funds Average       4.76%        4.91%       4.49%
iMoneyNet, Inc. 1st Tier Taxable Money
  Market Funds Average                          4.89%        5.02%       4.51%

* Average Annual Total Return

7-DAY YIELDS
Annualized Current    3.57%
Effective             3.63%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2001, the Fund paid $0.05258 per share to shareholders from net investment income. For such period 1.4% of dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

COMPARISON OF 7-DAY YIELDS FOR CITI PREMIUM LIQUID RESERVES VS.
IMONEYNET, INC. 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Premium Liquid Reserves generally provided a higher annualized seven-day yield to that of a comparable iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Market Funds Report(TM), for the one year period.

            [Data below represents line chart in the printed piece]

                                iMoneyNet, Inc.
CitiFunds Premium           1st Tier Taxable Money
Liquid Reserves              Market Funds Avgrage
-----------------           ----------------------
     0.0629                         0.059
     0.0628                         0.059
     0.0629                         0.059
     0.063                          0.0591
     0.0632                         0.059
     0.0628                         0.0587
     0.0629                         0.059
     0.0632                         0.059
     0.0632                         0.0591
     0.0629                         0.0589
     0.0629                         0.0589
     0.0631                         0.059
     0.0631                         0.0591
     0.063                          0.0591
     0.0628                         0.059
     0.063                          0.059
     0.0632                         0.0589
     0.0602                         0.0586
     0.0613                         0.0576
     0.0609                         0.0565
     0.0601                         0.0555
     0.0599                         0.0547
     0.0579                         0.0529
     0.0571                         0.0518
     0.0568                         0.0509
     0.0561                         0.0502
     0.0556                         0.0493
     0.055                          0.0486
     0.0541                         0.0477
     0.0514                         0.046
     0.0513                         0.0456
     0.0501                         0.0447
     0.0497                         0.0443
     0.048                          0.043
     0.0469                         0.0421
     0.0459                         0.0411
     0.0446                         0.0399
     0.0422                         0.0381
     0.0419                         0.0372
     0.0415                         0.0369
     0.0408                         0.036
     0.0402                         0.0354
     0.0396                         0.0346
     0.0386                         0.034
     0.0377                         0.0332
     0.0376                         0.0326
     0.0374                         0.0321
     0.0376                         0.0318
     0.0371                         0.0312
     0.0367                         0.031
     0.0364                         0.0306
     0.0357                         0.0298

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI PREMIUM LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)         $1,305,501,821
Receivables for shares of beneficial interest sold                       614,124
--------------------------------------------------------------------------------
    Total assets                                                   1,306,115,945
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      1,284,120
Payable for shares of beneficial interest repurchased                  1,181,223
Payable to affiliates:
    Administration fees (Note 3A)                                        195,885
    Shareholder servicing agents' fees (Note 3B)                         114,280
Accrued expenses and other liabilities                                   134,289
--------------------------------------------------------------------------------
    Total liabilities                                                  2,909,797
--------------------------------------------------------------------------------
NET ASSETS for 1,303,206,148 shares of beneficial interest
    outstanding                                                   $1,303,206,148
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $1,303,206,148
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE             $1.00
================================================================================

See notes to financial statements

CITI PREMIUM LIQUID RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio               $65,358,953
Allocated expenses from Cash Reserves Portfolio    (1,172,520)
--------------------------------------------------------------------------------
                                                                     $64,186,433
EXPENSES:
Administrative fees (Note 3A)                       4,108,405
Shareholder Servicing Agents' fees (Note 3B)        1,173,830
Distribution fees (Note 4)                          1,173,830
Legal fees                                             74,775
Registration fees                                      73,966
Transfer agent fees                                    55,986
Blue Sky fees                                          37,041
Custody and fund accounting fees                       21,566
Trustees' fees                                         21,555
Shareholder reports                                    21,211
Audit fees                                             17,580
Miscellaneous                                          19,176
--------------------------------------------------------------------------------
    Total expenses                                  6,798,921
Less: aggregate amount waived by Administrator
and Distributor (Notes 3A and 4)                   (3,279,360)
--------------------------------------------------------------------------------
    Net expenses                                                       3,519,561
--------------------------------------------------------------------------------
Net investment income                                                $60,666,872
================================================================================

See notes to financial statements

CITI PREMIUM LIQUID RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED AUGUST 31,
                                                  ----------------------------------
                                                        2001               2000
====================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
    to shareholders (Note 2)                      $    60,666,872    $    55,098,007
====================================================================================
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
    NET ASSET VALUE OF $1.00 PER
SHARE (Note 5):
Proceeds from sale of shares                        4,665,757,997      4,499,800,089
Net asset value of shares issued to shareholders
    from reinvestment of dividends                     34,864,201         26,023,223
Cost of shares repurchased                         (4,395,244,329)    (4,323,319,287)
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                            305,377,869        202,504,025
------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   997,828,279        795,324,254
------------------------------------------------------------------------------------
End of period                                     $ 1,303,206,148    $   997,828,279
====================================================================================

See notes to financial statements

CITI PREMIUM LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                                    YEAR ENDED AUGUST 31,
                                   -------------------------------------------------------
                                       2001      2000        1999       1998       1997
==========================================================================================
Net Asset Value, beginning
    of period                        $1.00000  $1.00000    $1.00000   $1.00000    $1.00000
Net investment income                 0.05258   0.05653     0.04836    0.05348     0.05240
Less dividends from net
    investment income                (0.05258) (0.05653)   (0.04836)  (0.05348)   (0.05240)
------------------------------------------------------------------------------------------
Net Asset Value, end of period       $1.00000  $1.00000    $1.00000     $1.00000  $1.00000
==========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
    (000's omitted)                $1,303,206  $997,828    $795,324   $611,270    $387,910
Ratio of expenses to average
    net assets+                         0.40%     0.40%       0.40%      0.40%       0.40%
Ratio of net investment income
to average net assets+                  5.17%     5.69%       4.84%      5.39%       5.25%
Total return                            5.39%     5.80%       4.94%      5.48%       5.37%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
    per share                        $0.04898  $0.05274    $0.04457   $0.04950    $0.04833
RATIOS:
Expenses to average net assets+         0.80%     0.79%       0.79%      0.80%       0.81%
Net investment income to
    average net assets+                 4.77%     5.30%       4.45%      4.99%       4.84%
==========================================================================================

+ Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

See notes to financial statements

CITI PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Premium Liquid Reserves changed its name to Citi Premium Liquid Reserves (the "Fund"). The Fund is a separate diversified series of CitiFunds Premium Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citi Fund Management Inc. (the
"Manager") serves as investment adviser. On April 1, 2001, Citibank N.A. ("Citibank") transferred its asset management business, including management of the Fund, to its newly formed affiliate, the Manager. The Manager also acts as the Fund's Administrator. The value of such investment reflects the Fund's proportionate interest (4.1% at August 31, 2001) in the net assets of the Portfolio. Citibank makes shares available to customers as Shareholder Servicing Agent. Salomon Smith Barney Inc. is the Fund's Distributor.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses is charged against and reduces the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are

CITI PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)


distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2001, management agreed to voluntarily limit Fund expenses to 0.40%, inclusive of Portfolio allocated expenses.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator as compensation for overall administrative services and general office facilities, are accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $4,108,405 of which $2,105,530 was voluntarily waived for the year ended August 31, 2001.

   The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent periodically receives fees from the Fund, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund. Shareholder Servicing Agent fees amounted to $1,173,830 for the year ended August 31, 2001.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, under which the Fund reimburses the Distributor for expenses incurred, in connection with the sale of shares of the Fund, at an annual rate not to exceed of 0.10% of the Fund's average daily net assets. Distribution fees amounted to $ 1,173,830, all of which was voluntarily waived for the year ended August 31, 2001. The Distributor voluntarily agreed to assume all distribution expenses through August 31, 2001.

CITI PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $2,845,669,060 and $2,604,283,317, respectively, for the year ended August 31, 2001.

CITI PREMIUM LIQUID RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE SHAREHOLDERS OF CITI PREMIUM LIQUID RESERVES (FORMERLY CITIFUNDS PREMIUM LIQUID RESERVES):

   In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Citi Premium Liquid Reserves (the "Fund"), a series of CitiFunds Premium Trust, at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2001

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2001

                      PRINCIPAL
                       AMOUNT
ISSUER             (000'S OMITTED)   VALUE
----------------------------------------------
ASSET BACKED -- 3.7%
----------------------------------------------
Links Finance Corp.*,
  3.73% due 10/15/01   $300,000   $300,000,000
  6.69% due 11/13/01     75,000     75,000,000
  3.72% due 01/08/02    100,000    100,000,000
  3.64% due 05/15/02    250,000    249,991,233
  3.98% due 06/20/02    100,000    100,000,000
MLMI*,
  3.61% due 11/27/01     39,730     39,729,617
Restructured Asset
  Securitization*,
  3.77% due 04/01/02    260,000    260,000,000
SMM Trust*,
  3.76% due 10/22/01     57,000     57,000,000
                                --------------
                                 1,181,720,850
                                --------------
CERTIFICATES OF DEPOSIT (EURO) -- 1.1%
----------------------------------------------
Barclays Bank,
  3.94% due 07/16/02     50,000     50,004,247
Bayerische Landesbank,
  5.39% due 01/16/02     50,000     50,001,804
Credit Agricole,
  6.75% due 09/28/01    144,000    144,004,426
Landesbank Hess,
  4.55% due 03/25/02    100,000    100,027,223
                                 -------------
                                   344,037,700
                                 -------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 26.8%
----------------------------------------------
American Express
  Centurion,
  3.71% due 12/12/01    200,000    200,000,000
Bank One,
  6.68 % due 11/02/01    50,000     50,002,039
Barclays Bank,
  3.59% due 09/24/01    460,000    459,984,580
  4.50% due 04/01/02    125,000    125,000,000
Bayerische Hypotheken,
  3.60% due 09/10/01    500,000    500,000,000
  4.00% due 11/16/01    500,000    500,000,000
Commerzbank,
  3.74% due 09/19/01    346,000    346,009,902
  4.01% due 07/10/02    200,000    200,000,000
Credit Agricole,
  6.72% due 09/18/01     67,000     67,002,289
  3.59% due 09/24/01    230,000    229,992,290
Den Danske Bank,
  3.65% due 09/04/01    100,000    100,000,000
  3.94% due 07/18/02     99,000     98,991,539
Deutsche Bank,
  3.59% due 09/24/01    260,000    259,992,081
  4.78% due 03/15/02     80,000     79,987,605
  4.00% due 07/10/02    300,000    300,000,000
Dresdner Bank,
  3.65% due 09/04/01    500,000    500,000,000
  4.56% due 09/28/01     75,000     75,000,000
  3.87% due 11/19/01     75,000     74,363,063

Kredietbank,
  3.51% due 10/02/01    500,000    500,000,000
Landesbank Baden,
  4.60% due 03/28/02    150,000    150,040,469
Lloyds Bank PLC,
  3.65% due 09/04/01    200,000    200,000,000
Merita Bank PLC,
  6.78% due 09/17/01    200,000    199,996,676
  6.64% due 10/19/01    100,000     99,997,502
  6.65% due 11/09/01    200,000    199,992,819
  5.24% due 02/20/02    171,000    170,995,510
Norddeutsche Landesbank,
  3.51% due 10/02/01    499,000    499,000,000
Rabobank Nederland,
  5.28% due 01/14/02     70,000     70,007,475
Royal Bank, Scotland,
  6.01% due 09/11/01    112,000    112,000,298
  4.04% due 07/30/02     85,000     84,939,988
Societe Generale,
  3.71% due 09/17/01    100,000    100,000,220
  3.61% due 09/27/01    150,000    150,000,000
Svenska Handelsbanken,
  6.80% due 09/05/01    175,000    174,999,636
  4.01% due 11/23/01    100,000    100,002,258
  3.86% due 05/14/02    100,000    100,006,843
  3.62% due 08/29/02    250,000    249,951,512
Toronto Dominion Bank,
  3.65% due 09/07/01    200,000    200,000,000
  3.54% due 09/18/01    243,000    243,000,000
UBS AG,
  6.01% due 09/04/01     72,300     72,300,220
  5.22% due 02/20/02    122,000    121,988,930
  4.01% due 06/28/02    125,000    125,220,337
  4.01% due 07/02/02     99,000     98,943,805
  3.99% due 07/10/02    250,000    249,979,178
  3.81% due 07/29/02    145,000    145,006,417
                                --------------
                                 8,584,695,481
                                --------------
COMMERCIAL PAPER -- 37.5%
----------------------------------------------
Alpine Securitization Corp,
  3.60% due 09/04/01     65,758     65,738,273
Amstel Funding Corp,
  3.78% due 09/05/01    278,326    278,209,103
  3.54% due 02/11/02    320,322    315,195,024
Asset Securitization Corp.,
  3.70% due 09/14/01    100,000     99,866,389
Black Forest Corp,
  3.56% due 09/18/01    136,279    136,049,900

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2001

                      PRINCIPAL
                       AMOUNT
ISSUER             (000'S OMITTED)   VALUE
----------------------------------------------
COMMERCIAL PAPER -- (CONT'D)
----------------------------------------------
Blue Ridge Asset,
  3.61% due 09/04/01   $100,000   $ 99,969,917
  3.67% due 09/04/01    158,265    158,216,597
  3.67% due 09/05/01    250,000    249,898,056
  3.61% due 09/07/01    133,000    132,919,978
  3.55% due 09/14/01    123,749    123,590,361
Brahms Funding Corp.,
  3.68% due 10/04/01    268,963    268,056,931
  3.53% due 10/25/01    354,456    352,579,155
  3.53% due 10/29/01    260,000    258,521,322
CC USA Inc.,
  3.98% due 06/20/02    100,000    100,000,000
Canadian Imperial Bank,
  3.50% due 09/21/01    500,000    500,000,000
Centex Home
  Mortgage Corp.,
  3.87% due 09/04/01     71,500     71,476,941
  3.78% due 09/07/01     75,000     74,952,750
  3.69% due 10/02/01     75,000     74,761,688
  3.67% due 10/09/01     49,500     49,308,243
  3.67% due 10/10/01     62,800     62,550,318
Commerzbank,
  3.40% due 12/03/01    350,000    346,954,167
Compass Securities,
  3.67% due 02/11/02    215,000    214,981,046
  3.60% due 02/15/02     73,500     73,491,668
  3.58% due 02/19/02    200,000    199,976,097
  3.66% due 02/11/02    150,000    149,986,784
Edison Asset Securitization,
  3.67% due 09/06/01    293,500    293,350,397
Four Winds Funding Corp.,
  3.60% due 09/17/01    171,849    171,574,042
  3.65% due 05/15/02    500,000    500,000,000
Giro Multi Funding Corp.,
  3.55% due 09/07/01     88,817     88,764,450
  3.53% due 09/17/01    163,017    162,761,243
  3.67% due 09/20/01    252,139    251,650,620
  3.50% due 10/12/01    100,455    100,054,575
Harwood Funding Corp.,
  3.62% due 09/14/01     78,704     78,601,115
  3.88% due 09/14/01     71,354     71,254,025
Hatteras Funding Corp.,
  3.71% due 09/21/01    210,726    210,291,670
  3.52% due 10/05/01     75,721     75,469,270
  3.49% due 10/26/01    100,572    100,035,756
International Nederland
  US Funding Corp.,
  3.96% due 11/16/01    100,000     99,164,000
K2 USA LLC,
  3.88% due 11/28/01     91,000     90,136,916
  3.64% due 01/15/02    165,000    165,000,000
  3.76% due 02/01/02    100,000    100,000,000
  3.67% due 02/13/02     30,000     30,000,000
  3.64% due 02/15/02    150,000    150,000,000
  3.64% due 05/15/02    220,000    219,992,285
Market Funding Corp.,
  3.63% due 09/07/01    102,781    102,718,818
  3.68% due 09/07/01    276,319    276,149,523
  3.70% due 09/07/01    146,081    145,991,038
Mica Funding LLC,
  3.55% due 09/20/01    100,000     99,812,639

Moat Funding LLC,
  3.57% due 09/04/01    178,400    178,346,925
  4.51% due 10/04/01    305,000    303,739,079
Montauk Funding Corp,
  3.67% due 09/06/01    200,000    199,898,056
Monte Rosa
  Capital Corp.,
  3.53% due 09/26/01    100,000     99,754,860
Morgan Stanley
  Dean Witter Co.,
  3.70% due 10/09/01    400,000    400,000,000
  3.70% due 12/07/01    500,000    500,000,000
Moriarty Ltd.,
  4.48% due 10/17/01    200,000    198,855,111
  3.87% due 11/26/01    100,000     99,075,500
Ness LLC,
  3.91% due 11/23/01     60,485     59,939,745
Nyala Funding LLC,
  3.47% due 11/14/01    100,000     99,286,722
Pennine Funding,
  3.68% due 09/07/01    124,000    123,923,947
Perry Global Funding,
  3.67% due 09/06/01    179,539    179,447,485
  3.72% due 09/13/01     40,000     39,950,400
  3.48% due 11/09/01     97,840     97,187,407
Santander,
  3.64% due 12/11/01    150,000    148,468,167
Siefunds Corp.,
  3.69% due 09/14/01    150,000    149,800,125
Silver Tower US
  Funding LLC,
  3.82% due 09/05/01    100,000     99,957,556
  3.47% due 11/14/01    100,000     99,286,722
Special Purpose Accounts,
  3.56% due 09/17/01     75,000     74,881,333
Surrey Funding Corp.,
  3.68% due 09/07/01    400,000    399,754,667
  3.67% due 09/12/01    200,000    199,775,722
Variable Funding
  Capital Corp.,
  3.65% due 10/12/01    250,000    249,995,376
                               ---------------
                                12,041,347,995
                               ---------------
14

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2001


                      PRINCIPAL
                        AMOUNT
ISSUER              (000'S OMITTED)   VALUE
-----------------------------------------------
CORPORATE NOTE -- 0.3%
-----------------------------------------------
Merrill Lynch & Co. Inc.*,
  3.73% due 01/07/02     $100,000  $ 99,989,361
                                   ------------
MEDIUM TERM NOTES -- 9.2%
-----------------------------------------------
Bear Stearns Cos. Inc.,
  3.73% due 09/19/01      300,000   300,000,000
  3.78% due 02/06/02      300,000   300,000,000
Credit Suisse,
  3.71% due 03/05/02      300,000   300,000,000
  3.60% due 05/21/02      500,000   500,000,000
Deere (John) Capital Corp.,
  3.66% due 02/08/02      150,000   149,965,122
General Electric
  Capital Corp.,
  3.82% due 07/30/02      100,000   100,000,000
Merrill Lynch & Co. Inc.,
  6.69% due 11/13/01      100,000    99,998,101
  4.64% due 04/01/02      250,000   249,978,916
Nationwide Building
  Societies,
  3.67% due 12/12/01      115,000   115,000,000
Sigma Finance Corp. ,
  3.71% due 10/05/01      250,000   249,994,178
  6.71% due 10/16/01      100,000   100,000,000
  3.62% due 02/15/02      100,000    99,990,849
  3.72% due 03/06/02      100,000    99,989,808
  3.63% due 03/15/02      100,000    99,994,658
  4.05% due 06/13/02      200,000   200,000,000
                                 --------------
                                  2,964,911,632
                                 --------------
PROMISSORY NOTE -- 2.8%
-----------------------------------------------
Goldman Sachs Group,
  3.80% due 03/21/02      500,000   500,000,000
  4.06% due 11/07/01      400,000   400,000,000
                                 --------------
                                    900,000,000
                                 --------------
TIME DEPOSITS -- 3.8%
-----------------------------------------------
BNP Paribas,
  3.70% due 09/04/01      429,953   429,953,000
Chase Manhattan Bank,
  3.55% due 09/17/01      293,000   293,000,000
  3.56% due 09/17/01      500,000   500,000,000
                                 --------------
                                  1,222,953,000
                                 --------------

UNITED STATES GOVERNMENT AGENCY -- 14.4%
-----------------------------------------------
Federal Home Loan Banks
  4.41% due 09/05/01       50,000    49,975,500
Federal Home Loan Banks
  5.11% due 01/29/02       93,000    92,965,603
Federal Home Loan
  Mortgage Association
  3.82% due 02/15/02      150,000   147,341,916
Federal Home Loan
  Mortgage Association
  3.78% due 03/01/02       93,000    91,232,535
Federal Home Loan
  Mortgage Association
  4.12% due 03/15/02       47,956    46,885,782
Federal Home Loan
  Mortgage Association
  4.34% due 03/28/02      105,000   102,367,067
Federal Home Loan
  Mortgage Association
  3.92% due 05/23/02       62,000    60,217,707
Federal Home Loan
  Mortgage Association
  3.52% due 06/26/02        3,160     3,067,925
Federal Home Loan
  Mortgage Association
  3.55% due 06/26/02       80,250    77,891,765
Federal Home Loan
  Mortgage Association
  3.68% due 06/26/02       83,000    80,471,636
Federal Home Loan
  Mortgage Association
  3.69% due 06/26/02      120,375   116,703,128
Federal Home Loan
  Mortgage Association
  3.70% due 06/26/02      100,000    96,937,222
Federal Home Loan
  Mortgage Association
  3.50% due 06/28/02       40,123    38,952,746
Federal Home Loan
  Mortgage Association
  3.52% due 06/28/02       13,713    13,310,752
Federal Home Loan
  Mortgage Association
  3.68% due 06/28/02       30,968    30,018,315
Federal Home Loan
  Mortgage Association
  3.69% due 06/28/02       46,100    44,684,346
Federal Home Loan
  Mortgage Association
  3.63% due 07/18/02      140,000   135,482,667
Federal Home Loan
  Mortgage Association
  6.63% due 08/15/02      100,000   102,841,033
Federal National
  Mortgage Association
  4.38% due 09/06/01       67,900    67,858,694
Federal National
  Mortgage Association
  4.48% due 09/13/01      100,000    99,850,666

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2001

                         PRINCIPAL
                          AMOUNT
ISSUER                (000'S OMITTED)   VALUE
-------------------------------------------------
UNITED STATES GOVERNMENT AGENCY --   (CONT'D)
-------------------------------------------------
Federal National
  Mortgage Association
  6.44% due 11/21/01      185,000     184,978,630
Federal National
  Mortgage Association
  5.15% due 02/08/02      100,000      97,824,444
Federal National
  Mortgage Association
  4.08% due 03/05/02      393,000     384,760,100
Federal National
  Mortgage Association
  3.87% due 03/08/025       0,000      48,989,500
Federal National
  Mortgage Association
  4.30% due 03/22/02       99,000      96,611,350
Federal National
  Mortgage Association
  3.79% due 04/01/02      103,746     101,430,505
Federal National
  Mortgage Association
  3.97% due 04/01/02       50,000      48,831,056
Federal National
  Mortgage Association
  3.79% due 04/05/02       49,940      48,804,364
Federal National
  Mortgage Association
  4.30% due 04/05/02      100,000      97,420,000
Federal National
  Mortgage Association
  4.35% due 04/05/02       40,000      38,956,000
Federal National
  Mortgage Association
  3.65% due 04/19/02      117,825     115,077,386
Federal National
  Mortgage Association
  3.93% due 05/17/02      100,000      97,183,500
Federal National
  Mortgage Association
  3.95% due 07/05/02      100,000     100,000,000
Federal National
  Mortgage Association
  6.48% due 11/02/01      100,000      99,989,978
United States
  Treasury Bills
  3.28% due 02/28/02      285,000     280,326,000
United States
  Treasury Notes
  6.50% due 02/28/02      150,000     151,943,793
United States
  Treasury Notes
  6.38% due 04/30/02      200,000     203,716,263
United States
  Treasury Notes
  6.63% due 05/31/02      702,000     716,363,192

United States
  Treasury Notes
  6.38% due 06/30/02       57,000      58,175,415
United States
  Treasury Notes
  6.25% due 07/31/02      150,000     153,176,326
                                   --------------
                                    4,623,614,807
                                   --------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST         99.6%  31,963,270,826
OTHER ASSETS,
  LESS LIABILITIES           0.4      110,072,100
                           -----   --------------
NET ASSETS                 100.0% $32,073,342,926
                           =====   --------------

* Variable interest rate -- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================
ASSETS:
Investments at value (Note 1A)                                   $31,963,270,826
Cash                                                                   4,893,852
Interest receivable                                                  207,306,261
--------------------------------------------------------------------------------
Total assets                                                      32,175,470,939
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     99,150,000
Payable to affiliate--Investment Advisory fee (Note 2A)                2,290,559
Accrued expenses and other liabilities                                   687,454
--------------------------------------------------------------------------------
Total liabilities                                                    102,128,013
--------------------------------------------------------------------------------
NET ASSETS                                                       $32,073,342,926
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $32,073,342,926
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INTEREST INCOME (Note 1B)                                         $1,198,994,244

EXPENSES:

Investment Advisory fees (Note 2A)                   $ 33,478,626
Administrative fees (Note 2B)                          11,159,542
Custody and fund accounting fees                        4,400,082
Trustees' fees                                             98,376
Legal fees                                                 93,109
Audit fees                                                 43,666
Other                                                      66,019
--------------------------------------------------------------------------------
    Total expenses                                     49,339,420
Less: aggregate amounts waived by Investment
    Adviser and Administrator (Notes 2A, and 2B)      (26,928,122)
Less: fees paid indirectly (Note 1F)                      (83,264)
--------------------------------------------------------------------------------
    Net expenses                                                      22,328,034
--------------------------------------------------------------------------------
Net investment income                                             $1,176,666,210
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                    YEAR ENDED AUGUST 31,
                                          -------------------------------------
                                                2001                 2000
===============================================================================
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
Net investment income                     $  1,176,666,210       $  882,959,245
-------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                 82,462,468,791       58,289,540,600
Value of withdrawals                       (65,958,132,709)     (59,709,503,859)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                      16,504,336,082       (1,419,963,259)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS       17,681,002,292         (537,004,014)
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                         14,392,340,634       14,929,344,648
-------------------------------------------------------------------------------
End of period                             $ 32,073,342,926      $14,392,340,634
===============================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                               YEAR ENDED AUGUST 31,
                                 -------------------------------------------------------------
                                     2001        2000         1999         1998      1997
==============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets
    (000's omitted)              $32,073,343  $14,392,341  $14,929,345  $8,805,910  $7,657,400
Ratio of expenses to
    average net assets                 0.10%        0.10%        0.10%       0.10%       0.10%
Ratio of net investment
    income to average
    net assets                         5.27%        5.93%        5.13%       5.65%       5.57%

Note: If agents of the  Portfolio  had  not voluntarily  waived a  portion of  their  fees for the periods  indicated,  the ratios would have been as follows:

RATIOS:
Expenses to average
    net assets                         0.22%        0.22%        0.22%       0.22%       0.23%
Net investment income
    to average net assets              5.15%        5.81%        5.01%       5.53%       5.44%
==============================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Adviser and Administrator. On April 1, 2001 Citibank N.A. transferred its asset management business, including management of the Funds, to its newly formed affiliate, the Manager.

   The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

   E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

   F. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to mea-

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

sure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $33,478,626 of which $15,768,580 was voluntarily waived for the year ended August 31, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $11,159,542, all of which were voluntarily waived for the year ended August 31, 2001. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $532,501,641,412 and $515,175,730,122, respectively, for the year ended August 31, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2001, the commitment fee allocated to the Portfolio was $43,206. Since the line of credit was established, there have been no borrowings.

CASH RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF
CASH RESERVES PORTFOLIO:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves Portfolio (the "Portfolio") at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2001

                       THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
C.Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Elliot J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 *AFFILIATED PERSON OF INVESTMENT ADVISER
**TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------



























This report is prepared for the information of shareholders of Citi Premium Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Premium Liquid Reserves.

(C)2001 Citicorp      [Recycle Logo]Printed on recycled paper        CFA/PLR/801

--------------------------------------------------------------------------------

            CITIFUNDS(R)
---------------------
--------------------------------------------------------------------------------


      CITI(SM)
      PREMIUM
      U.S. TREASURY
             RESERVES
      ANNUAL REPORT
      AUGUST 31, 2001












--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITI PREMIUM U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  12
--------------------------------------------------------------------------------
Additional Information                                                        13
--------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      14
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           15
--------------------------------------------------------------------------------
Statement of Operations                                                       15
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            16
--------------------------------------------------------------------------------
Financial Highlights                                                          16
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 17
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  19
--------------------------------------------------------------------------------
Additional Information                                                        20
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:
                                                               ------------
We are  pleased  to provide the annual  report for Citi(SM)
Premium U.S.  Treasury  Reserves  (the "Fund") for the year
ended August 31, 2001. In this report, we summarize what we    [Graphic Omitted]
believe to be the  year's  prevailing  economic  and market
conditions and outline our investment  strategy. A detailed
summary  of the  Fund's  performance  can be  found  in the    ------------
appropriate  sections  that  follow.  We hope you find this    HEATH B.
report useful and informative.                                 McLENDON

As you may or may not know, many Citigroup Asset Management    PRESIDENT
investment  professionals  were  located  at 7 World  Trade
Center, a building that was destroyed. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan.

Our experienced portfolio management teams are in constant communication with one another, aware that this event has impacted virtually all global markets. Their resolve to mind your best interests motivates them in this most tragic of times. As a company we are adjusting to the emotional and business challenges presented by these recent events. Our return to the investment needs of our clients is a welcomed focus. We take comfort in knowing that what we are doing is a small part of the response of America.

INVESTMENT STRATEGY

The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund may invest in U.S. Treasury bills, notes and bonds; Treasury receipts; and securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government.

Please note that the Fund invests in securities through an underlying mutual fund.

MARKET REVIEW AND FUND UPDATE

Short-term yields have fallen dramatically over the 12-month period ending August 31, 2001, as the U.S. economy, after an extended period of robust growth, began to slow significantly. Of particular concern to the U.S. Federal Reserve Board (the "Fed") was the severe retrenchment that was taking place in the manufacturing sector, as evidenced by the monthly National Association of Purchasing Managers data, which remained below the 50% level for the entire 12-month period. Equity market weakness was also seen as an eventual threat to consumer spending, which had remained consistently firm. In the spring/summer of 2001, U.S. labor markets were clearly becoming less tight as increasing numbers of companies began reducing their work forces while global economies were slowing. Inflation, as measured by the Consumer Price Index(1), had risen to more than 3% due primarily to high energy prices. Toward the end of the period, inflation began to move lower and was not viewed as an impediment to an accommodative Fed policy.

The Fed eased rates seven times during the period, bringing the targeted federal funds rate(2) to 3.50% at the end of August 2001. The fed funds rate target stood at 6.50% a year earlier, in August 2000. During the period, three-month LIBOR(3) fell by 322 basis points(4), to 3.46%, while three-month U.S. Treasury bill yields fell by 294 basis points to 3.36%. The yield on the 10-year U.S. Treasury note fell by 89 basis points to 4.83%.

We believe the Fund was well positioned for the decline in short-term interest rates during the period, maintaining a weighted average maturity of up to 60 days in order to lock in higher yields prior to the Fed actions. The Fund, as always, remained fully invested in U.S. Treasury securities. The Fund's primary holding was in U.S. Treasury bills, as opposed to U.S. Treasury coupons, as we believe the bills generally offered better liquidity. We invested in U.S. Treasury coupons when we believed they offered a significantly higher yield versus comparable maturity U.S. Treasury bills. The Fund also took advantage of the U.S. Treasury's issuance of cash management bills (bills issued to pay for short-term financial obligations) which tend to offer a higher yield.

MARKET OUTLOOK

We believe the economy is likely to remain soft for the remainder of 2001 and into early 2002. We feel a mild recession may be possible. In our opinion, the Fed will continue to ease and short-term yields will continue to move lower. We anticipate continuing to maintain an aggressive maturity stance in the Fund.

Sincerely,


/s/Heath B. McLendon

Heath B. McLendon
President

OCTOBER 15, 2001

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGE 14 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF AUGUST 31, 2001 AND IS SUBJECT TO CHANGE.

----------

(1) Consumer Price Index (CPI) measures the average change in U.S. consumer prices over time in a fixed market basket of goods and services determined by the U.S. Bureau of Labor Statistics.

(2) The federal funds rate (Ofed funds rateO) is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

(3) LIBOR, the London interbank offered rate, is the interest rate that the largest international banks charge each other for loans.

(4)  A basis point is 0.01%, or one one-hundredth of a percent.

FUND FACTS

FUND OBJECTIVE
To provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                     DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO        Declared daily, paid monthly
Citi Fund Management Inc.

COMMENCEMENT OF OPERATIONS              BENCHMARK*
March 1, 1991                           o Lipper S&P AAA rated U.S.
                                          Treasury Money Market
                                          Funds Average

NET ASSETS AS OF 8/31/01                o iMoneyNet, Inc.
$420.8 million                            100% U.S. Treasury Rated Money
                                          Market Funds Average

 * The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

   Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                   ONE      FIVE       TEN
ALL PERIODS ENDED AUGUST 31, 2001                 YEAR      YEARS*    YEARS*
================================================================================
Citi Premium U.S. Treasury Reserves               4.88%     4.83%     4.42%
Lipper S&P AAA rated U.S. Treasury
  Money Market Funds Average                      4.72%     4.78%     4.37%
iMoneyNet, Inc. 100% U.S. Treasury
  Rated Money Market Funds Average                4.73%     4.72%     4.32%

*  Average Annual Total Return


7-DAY YIELDS
Annualized Current    3.01%
Effective             3.05%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2001 the Fund paid $0.04778 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI PREMIUM U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)   $421,550,322
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        588,026
Payable for shares of beneficial interest repurchased                     25,000
Payable to affiliate--Shareholder servicing agents' fees (Note 3B)        35,865
Accrued expenses and other liabilities                                   144,325
--------------------------------------------------------------------------------
  Total liabilities                                                      793,216
--------------------------------------------------------------------------------
NET ASSETS for 420,757,106 shares of beneficial
  interest outstanding                                              $420,757,106
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $420,757,106
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE             $1.00
================================================================================

See notes to financial statements

CITI PREMIUM U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio     $19,421,425
Allocated expenses from U.S. Treasury Reserves
  Portfolio                                         (374,405)
--------------------------------------------------------------------------------
                                                                     $19,047,020
EXPENSES:
Administrative fees (Note 3A)                      1,303,425
Shareholder Servicing Agents' fees (Note 3B)         372,407
Distribution fees (Note 4)                           372,407
Legal fees                                            71,810
Transfer agent fees                                   32,249
Blue sky fees                                         25,702
Custody and fund accounting fees                      23,346
Audit fees                                            19,175
Shareholder reports                                   17,579
Trustees' fees                                        11,500
Miscellaneous                                         10,095
--------------------------------------------------------------------------------
  Total expenses                                   2,259,695
Less: aggregate amounts waived by
  Administrator and Distributor (Notes 3A and 4)    (952,421)
--------------------------------------------------------------------------------
  Net expenses                                                         1,307,274
--------------------------------------------------------------------------------
Net investment income                                                $17,739,746
================================================================================

See notes to financial statements

CITI PREMIUM U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED AUGUST 31,
                                                --------------------------------
                                                     2001             2000
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as
  dividends to shareholders (Note 2)            $  17,739,746    $  15,109,046
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE
  (Note 5):
Proceeds from sale of shares                      971,189,712      862,592,924
Net asset value of shares issued to
  shareholders from reinvestment of dividends       6,224,911        5,637,088
Cost of shares repurchased                       (897,090,718)    (765,316,679)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         80,323,905      102,913,333
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               340,433,201      237,519,868
--------------------------------------------------------------------------------
End of period                                   $ 420,757,106    $ 340,433,201
================================================================================

See notes to financial statements

CITI PREMIUM U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                                                YEAR ENDED AUGUST 31,
                          ------------------------------------------------------
                            2001       2000       1999       1998       1997
================================================================================
Net Asset Value,
  beginning of period     $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
Net investment income      0.04778    0.05049    0.04195    0.04802    0.04794
Less dividends from net
  investment income       (0.04778)  (0.05049)  (0.04195)  (0.04802)  (0.04794)
--------------------------------------------------------------------------------
Net Asset Value,
   end of period          $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's omitted)  $420,757   $340,433   $237,520   $325,738   $239,441
Ratio of expenses to
  average net assets+        0.45%      0.45%      0.45%      0.45%      0.45%
Ratio of net investment
  income to average
   net assets+               4.76%      5.12%      4.21%      4.81%      4.80%
Total return                 4.88%      5.17%      4.28%      4.91%      4.90%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share               $0.04438   $0.04678   $0.03836   $0.04433   $0.04414

RATIOS:
Expenses to average
  net assets+                0.84%      0.83%      0.81%      0.82%      0.83%
Net investment income to
  average net assets+        4.37%      4.74%      3.85%      4.44%      4.42%
================================================================================
+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

See notes to financial statements

CITI PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Premium U.S. Treasury Reserves changed its name to Citi Premium U.S. Treasury Reserves (the "Fund"). The Fund is a diversified separate series of CitiFunds Premium Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment Adviser. Citi Fund Management Inc. also acts as the Fund's Administrator. On April 1, 2001, Citibank N.A. ("Citibank") transferred its asset management business, including management of the Funds to its newly formed affiliate, the Manager. The value of such investment reflects the Fund's proportionate interest (30.4% at August 31, 2001) in the net assets of the Portfolio. Citibank makes shares available to customers through various Shareholder Servicing Agents. Salomon Smith Barney Inc. is the Fund's Distributor.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITI PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of the Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2001, management agreed to voluntarily limit Fund expenses to 0.45%.

     A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $1,303,425, of which $580,014 was voluntarily waived for the year ended August 31, 2001. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

     B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $372,407 for the year ended August 31, 2001.

4. DISTRIBUTION FEES The Trust adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $372,407, all of which was voluntarily waived for the year ended August 31, 2001. The Distributor has voluntarily agreed to assume all distribution expenses through August 31, 2001.

CITI PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,012,097,678 and $951,246,443, respectively, for the year ended August 31, 2001.

CITI PREMIUM U.S. TREASURY RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITI PREMIUM U.S. TREASURY RESERVES:

     We have audited the accompanying statement of assets and liabilities of Citi Premium U.S. Treasury Reserves of CitiFunds Premium Trust (the "Trust") (a Massachusetts business trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Premium U.S. Treasury Reserves of CitiFunds Premium Trust, as of August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                    /s/ KPMG LLP


New York, New York
October 12, 2001

CITI PREMIUM U.S. TREASURY RESERVES
ADDITIONAL INFORMATION (Unaudited)


CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Deloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

U.S. TREASURY RESERVES PORTFOLIO


PORTFOLIO OF INVESTMENTS                                        AUGUST 31, 2001


                                                  PRINCIPAL
                                                   AMOUNT
ISSUER                                         (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS -- 100.0%
--------------------------------------------------------------------------------
United States Treasury Bill,
  due 9/06/01                                     $ 30,000       $   29,985,625
  due 9/13/01                                      218,631          218,385,592
  due 9/20/01                                      272,913          272,422,124
  due 9/27/01                                       82,677           82,470,233
  due 10/04/01                                     127,362          126,962,589
  due 11/08/01                                     189,155          187,953,247
  due 11/15/01                                     100,000           99,312,500
  due 11/23/01                                      50,000           49,616,701
  due 11/29/01                                      90,000           89,254,625
  due 1/10/02                                      182,497          180,240,123
  due 2/14/02                                       51,528           50,749,407
                                                                 --------------
                                                                  1,387,352,766
                                                                 --------------

TOTAL INVESTMENTS,
  AT AMORTIZED COST                                  100.0%       1,387,352,766
OTHER ASSETS,
  LESS LIABILITIES                                     0.0             (181,831)
                                                     -----       --------------

NET ASSETS                                           100.0%      $1,387,170,935
                                                     =====       ==============

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2001
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                          $1,387,352,766
Cash                                                                         574
--------------------------------------------------------------------------------
Total assets                                                       1,387,353,340
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate-- Investment advisory fees (Note 2A)                 91,772
Accrued expenses and other liabilities                                    90,633
-------------------------------------------------------------------------------
Total liabilities                                                        182,405
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,387,170,935
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,387,170,935
================================================================================


U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2001
================================================================================
INVESTMENT INCOME (Note 1B)                                          $78,953,479

EXPENSES:
Investment Advisory fees (Note 2A)                     $2,266,586
Administrative fees (Note 2B)                             755,529
Custody and fund accounting fees                          291,605
Legal fees                                                 49,241
Audit fees                                                 26,050
Trustees' fees                                             19,807
Miscellaneous                                              37,504
--------------------------------------------------------------------------------
Total expenses                                          3,446,322
Less: aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A and 2B)                  (1,934,848)
Less: fees paid indirectly (Note 1D)                         (200)
--------------------------------------------------------------------------------
Net expenses                                                           1,511,274
--------------------------------------------------------------------------------
Net investment income                                                $77,442,205
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                       YEAR ENDED AUGUST 31,
                                                    --------------------------
                                                     2001              2000
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                            $  77,442,205  $    66,878,424
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
Proceeds from contributions                      5,642,383,142    4,524,590,945
Value of withdrawals                            (5,657,342,700)  (4,455,407,592)
--------------------------------------------------------------------------------

Net increase (decrease) in net assets
 from capital transactions                         (14,959,558)      69,183,353
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          62,482,647      136,061,777
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              1,324,688,288    1,188,626,511
-------------------------------------------------------------------------------
End of period                                  $ 1,387,170,935  $ 1,324,688,288
===============================================================================

U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS


                                                         YEAR ENDED AUGUST 31,
                                     ----------------------------------------------------
                                       2001     2000       1999        1998         1997
============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                   $1,387,171 $1,324,688  $1,188,627  $911,845    $907,910
Ratio of expenses to
  average net assets                     0.10%      0.10%       0.10%     0.10%       0.10%
Ratio of net investment income
  to average net assets                  5.13%      5.41%       4.55%     5.14%       5.15%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average net assets           0.23%      0.23%       0.23%     0.23%       0.24%
Net investment income to
  average net assets                     5.00%      5.28%       4.42%     5.01%       5.01%
============================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the "Manager") acts as the Investment Adviser and Adminstrator. On April 1, 2001 Citibank N.A., ("Citibank") transferred its asset management business, including management of the Portfolio to its newly formed affiliate, the Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C.   FEDERAL INCOME TAXES   The  Portfolio's  policy is to comply  with the
applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2.   INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

     A. INVESTMENT ADVISORY FEE The Investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $2,266,586, of which $1,179,319 was voluntarily waived for the year ended August 31, 2001. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

     B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $755,529, all of which was contractually waived for the year ended August 31, 2001. The contractual fee waivers terminate on December 31, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3.   INVESTMENT TRANSACTIONS   Purchases,  maturities and sales of U.S. Treasury
obligations, aggregated $13,286,019,567 and $13,295,849,625, respectively, for the year ended August 31, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2001, the commitment fee allocated to the Portfolio was $3,591. Since the line of credit was established, there have been no borrowings.

U.S. TREASURY RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT



TO THE TRUSTEES AND INVESTORS OF
U.S. TREASURY RESERVES PORTFOLIO:


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statement of changes in net assets and financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio, as of August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                            /s/ KPMG LLP

New York, New York
October 12, 2001

U.S. TREASURY RESERVES PORTFOLIO
ADDITIONAL INFORMATION (Unaudited)




CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Deloitte & Touche LLP ("D&T") resigned as auditors of the Fund. During the Fund's two most recent fiscal years, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Health B. McLendon*, President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

  *AFFILIATED PERSON OF THE MANAGER
 **TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

AUDITORS
KPMG LLP
757 Third Avenue
New York, NY 10017

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

================================================================================

--------------------------------------------------------------------------------

================================================================================

















This report is prepared for the information of shareholders of Citi Premium U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Premium U.S. Treasury Reserves.

(C)2001 Citicorp    [Recycle Logo] Printed on recycled paper        CFA/PUS/801